STOCKHOLDERS’ EQUITY (Details Narrative) - $ / shares	Dec. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Class of Stock [Line Items]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	5,800,000,000	5,800,000,000	4,800,000,000
Common stock, shares issued	3,366,165	3,354,866	2,900,914
Common stock, shares outstanding	3,366,165	3,354,866	2,900,914
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	800,000,000	800,000,000	800,000,000
Series AA Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	600,000	600,000	600,000
Preferred Stock, Shares Issued	34	34
Preferred Stock, Shares Outstanding	34	34	34
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized	739,000,000	540,000,000	300,000,000
Preferred Stock, Shares Outstanding	405,958	293,033	288,190
Series M Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	60,000,000	60,000,000	300,000,000
Preferred Stock, Shares Outstanding	29,338	29,338	29,338
Series N C [Member]
Class of Stock [Line Items]
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized	20,000	20,000	20,000
Preferred Stock, Shares Outstanding	7	7	7